SIGNIFICANT ACCOUNTING POLICIES - Acquired intangible assets (Details)	12 Months Ended
Feb. 29, 2020
Trade name and domain names | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	3 years
Trade name and domain names | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	10 years
Copyrights and teaching materials | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	3 years
Copyrights and teaching materials | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	10 years
User base and customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	2 years
User base and customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	7 years
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	4 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	6 years
Partnership agreements and school cooperation agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	3 years
Partnership agreements and school cooperation agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	6 years
Licenses | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	2 years
Licenses | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	7 years
Others | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	2 years
Others | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	6 years